Related Parties (Details Narrative) (10-K) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 10, 2014	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019	Mar. 31, 2019	Jan. 31, 2019
Loan bears an interest percentage		8.00%					3.30%
Loan expenses					$ 88,582	$ 263,604	$ 292,500
Due from related party debt		$ 892,000
Debt conversion of common stock		1,397,068
Loan Agreement [Member]
Loan expenses			$ 13,000
Loan Agreement [Member] | Stockholders [Member]
Related party transaction amount	$ 22,000		$ 57,000	$ 340,000
Loan bears an interest percentage	4.00%		16.00%	16.00%
Loan Agreement [Member] | Stockholders [Member] | Minimum [Member]
Loan bears an interest percentage			4.00%	4.00%